Income Taxes - Schedule of Provisions for Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Provision for Income Taxes
Current Tax Provision Hong Kong	$ 232,048	$ 905,452	$ 680,424
Deferred Tax (Reversal)/Provision Hong Kong	(19,995)	(2,170)	(609)
Total Provision for Income Taxes	$ 212,053	$ 903,282	$ 679,815